Pension Plans and Postretirement Benefits (Tables)	12 Months Ended
Nov. 30, 2019
Retirement Benefits [Abstract]
Components Of Defined Benefit Pension Plans
A summary of activity with respect to both plans is as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$191,261	$211,257
Interest cost	8,070	6,783
Actuarial (gains) losses	29,539	(16,646)
Settlement payments	—	(3,133)
Benefits paid	(9,996)	(7,000)
Projected benefit obligation, end of year	$218,874	$191,261

Change in plan assets:
Fair value of plan assets, beginning of year	$138,992	$150,806
Actual return on plan assets	30,426	(7,676)
Employer contributions	9,655	8,890
Benefits paid	(9,996)	(7,000)
Settlement payments	—	(3,133)
Administrative expenses	(3,006)	(2,895)
Fair value of plan assets, end of year	$166,071	$138,992

Funded status at end of year	$(52,803)	$(52,269)

Schedule of Net Benefit Costs
The following table summarizes the components of net periodic pension cost and other amounts recognized in other comprehensive income (loss) excluding taxes (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Components of net periodic pension cost:
Interest cost	$8,070	$6,783	$8,119
Expected return on plan assets	(7,456)	(7,217)	(7,689)
Settlement charge	—	365	—
Actuarial losses	1,897	2,376	2,207
Net periodic pension cost	$2,511	$2,307	$2,637

Amounts recognized in other comprehensive income (loss):
Net (gains) losses arising during the period	$9,576	$1,141	$(5,453)
Settlement charge	—	(365)	—
Amortization of net loss	(1,897)	(2,376)	(2,207)
Total recognized in other comprehensive income (loss)	$7,679	$(1,600)	$(7,660)

Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$10,190	$707	$(5,023)

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss)
The following table summarizes the components of net periodic pension cost and other amounts recognized in other comprehensive income (loss) excluding taxes (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Components of net periodic pension cost:
Interest cost	$8,070	$6,783	$8,119
Expected return on plan assets	(7,456)	(7,217)	(7,689)
Settlement charge	—	365	—
Actuarial losses	1,897	2,376	2,207
Net periodic pension cost	$2,511	$2,307	$2,637

Amounts recognized in other comprehensive income (loss):
Net (gains) losses arising during the period	$9,576	$1,141	$(5,453)
Settlement charge	—	(365)	—
Amortization of net loss	(1,897)	(2,376)	(2,207)
Total recognized in other comprehensive income (loss)	$7,679	$(1,600)	$(7,660)

Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$10,190	$707	$(5,023)

Schedule Of Assumptions For Pension Plan
The assumptions used are as follows:

	November 30, 2019	November 30, 2018
WilTel Plan
Discount rate used to determine benefit obligation	3.00%	4.35%
Weighted-average assumptions used to determine net pension cost:
Discount rate	4.35%	3.51%
Expected long-term return on plan assets	7.00%	7.00%

Jefferies Group Plan
Discount rate used to determine benefit obligation	2.90%	4.30%
Weighted-average assumptions used to determine net pension cost:
Discount rate	4.30%	3.60%
Expected long-term return on plan assets	6.25%	6.25%

Schedule Of Expected Pension Benefit Payments	The following pension benefit payments are expected to be paid (in thousands):

2020	$9,749
2021	9,225
2022	10,001
2023	12,682
2024	13,044
2025 – 2029	67,655